Consolidated Statements of Income (Parenthetical) (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Income [Abstract]
Interest income	$ 0	$ 1
Tax (benefit) expense on gain (loss) on dispositions from discontinued operations	$ 1	$ 1